Property, Plant and Equipment, net, Property, Plant and Equipment, Net (Details) $ in Thousands, $ in Millions					12 Months Ended
		Jul. 31, 2023 Telecommunication	Mar. 30, 2023 Telecommunication	Feb. 03, 2023 Telecommunication	Dec. 31, 2024 MXN ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($) Telecommunication
Property plant and equipments net [Abstract]
Beginning balance					$ 628,650,904			$ 657,226,210		$ 731,196,679
Additions					127,886,893			144,607,028		227,067,886
Retirements					(14,987,146)			(10,591,479)	[1],[2]	(97,343,915)	[3]
Business combinations					33,764,113	[4]				1,475,682	[5]
Revaluation adjustments					2,160,477	[6]		(5,394,784)	[7]	(51,540,632)	[8]
Transfer					(4,559,179)			(4,368,760)		(4,121,663)
Incorporation (merger, spin-off, sale)	[9]									(14,851,922)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					52,164,488	[10]		(50,848,185)	[11]	(23,287,597)
Depreciation Property Plant and Equipment Net					(111,296,121)			(101,979,126)		(111,368,308)
Ending balance					713,784,429		$ 35,218	628,650,904		657,226,210
Property, plant and equipment, revaluation surplus					10,457,088			9,239,279		38,353,719
Sitios Latam [Member]
Property plant and equipments net [Abstract]
Revaluation adjustments								(6,957,275)		$ 50,880,804
Number of telecommunications towers | Telecommunication										29,090
Number of telecommunications towers disposed | Telecommunication		224	2,980	1,388
EuroTeleSites AG [Member]
Property plant and equipments net [Abstract]
Revaluation adjustments					2,160,477
Property, plant and equipment, revaluation surplus								1,562,491
Argentinean subsidiaries [Member]
Property plant and equipments net [Abstract]
Effect of translation of foreign subsidiaries and hyperinflation adjustment								(5,956,256)
Hyper inflationary adjustment to subsidiaries					25,160,101
Cost [Member]
Property plant and equipments net [Abstract]
Beginning balance					1,233,363,817			1,317,191,454		$ 1,408,997,290
Additions					127,886,893			144,607,028		227,067,886
Retirements					(48,602,470)			(46,666,137)	[1],[2]	(160,497,007)	[3]
Business combinations					33,764,113	[4]				1,475,682	[5]
Revaluation adjustments					1,290,655	[6]		(6,302,540)	[7]	(55,639,215)	[8]
Transfer					(4,335,455)			(4,198,998)		(3,847,652)
Incorporation (merger, spin-off, sale)	[9]									(19,176,964)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					135,395,896	[10]		(171,266,990)	[11]	(81,188,566)
Depreciation for the year					0			0		0
Ending balance					1,478,763,449			1,233,363,817		1,317,191,454
Cost [Member] | Network in Operation and Equipment [Member]
Property plant and equipments net [Abstract]
Beginning balance					959,410,692			1,026,018,942		1,111,714,837
Additions					42,823,075			50,024,889		56,307,013
Retirements					(29,154,250)			(33,329,584)	[1],[2]	(64,315,475)	[3]
Business combinations					22,800,844	[4]				1,415,252	[5]
Revaluation adjustments					1,290,655	[6]		(6,302,540)	[7]	(55,639,215)	[8]
Transfer					64,489,657			70,929,358		63,171,840
Incorporation (merger, spin-off, sale)	[9]									(18,399,253)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					120,602,682	[10]		(147,930,373)	[11]	(68,236,057)
Depreciation for the year					0			0		0
Ending balance					1,182,263,355			959,410,692		1,026,018,942
Cost [Member] | Land and Buildings [Member]
Property plant and equipments net [Abstract]
Beginning balance					40,399,550			43,754,276		48,019,609
Additions					161,317			460,406		596,165
Retirements					(147,047)			(623,086)	[1],[2]	(2,021,550)	[3]
Business combinations					396,315	[4]				0	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					3,074,956			912,321		737,667
Incorporation (merger, spin-off, sale)	[9]									0
Effect of translation of foreign subsidiaries and hyperinflation adjustment					3,771,664	[10]		(4,104,367)	[11]	(3,577,615)
Depreciation for the year					0			0		0
Ending balance					47,656,755			40,399,550		43,754,276
Cost [Member] | Other Assets [Member]
Property plant and equipments net [Abstract]
Beginning balance					140,860,113			145,240,123		152,140,132
Additions					9,230,523			9,207,577		12,325,614
Retirements					(9,270,502)			(4,659,627)	[1],[2]	(13,642,510)	[3]
Business combinations					1,669,061	[4]				23,723	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					1,302,049			91,200		559,935
Incorporation (merger, spin-off, sale)	[9]									(698,522)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					5,534,769	[10]		(9,019,160)	[11]	(5,468,249)
Depreciation for the year					0			0		0
Ending balance					149,326,013			140,860,113		145,240,123
Cost [Member] | Construction in Process and Advances Plant Suppliers [Member]
Property plant and equipments net [Abstract]
Beginning balance					60,818,708	[12],[13]		59,819,638	[13],[14]	63,324,666	[14]
Additions					53,618,806	[12]		60,315,693	[13]	96,511,498	[14]
Retirements					(4,040,469)	[12]		(3,541,460)	[1],[2],[13]	(49,559,746)	[3],[14]
Business combinations					6,099,339	[4],[12]				36,707	[5],[14]
Revaluation adjustments					0	[6],[12]		0	[7],[13]	0	[8],[14]
Transfer					(51,567,114)	[12]		(52,383,308)	[13]	(48,393,706)	[14]
Incorporation (merger, spin-off, sale)	[9],[14]									(72,194)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					3,449,438	[10],[12]		(3,391,855)	[11],[13]	(2,027,587)	[14]
Depreciation for the year					0	[12]		0	[13]	0	[14]
Ending balance					68,378,708	[12]		60,818,708	[12],[13]	59,819,638	[13],[14]
Cost [Member] | Spare Parts for Operation of the Network [Member]
Property plant and equipments net [Abstract]
Beginning balance					31,874,754			42,358,475		33,798,046
Additions					22,053,172			24,598,463		61,327,596
Retirements					(5,990,202)			(4,512,380)	[1],[2]	(30,957,726)	[3]
Business combinations					2,798,554	[4]				0	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					(21,635,003)			(23,748,569)		(19,923,388)
Incorporation (merger, spin-off, sale)	[9]									(6,995)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					2,037,343	[10]		(6,821,235)	[11]	(1,879,058)
Depreciation for the year					0			0		0
Ending balance					31,138,618			31,874,754		42,358,475
Accumulated Depreciation [Member]
Property plant and equipments net [Abstract]
Beginning balance					(604,712,913)			(659,965,244)		(677,800,611)
Additions					0			0		0
Retirements					33,615,324			36,074,658	[1],[2]	63,153,092	[3]
Business combinations					0	[4]				0	[5]
Revaluation adjustments					869,822	[6]		907,756	[7]	4,098,583	[8]
Transfer					(223,724)			(169,762)		(274,011)
Incorporation (merger, spin-off, sale)	[9]									4,325,042
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(83,231,408)	[10]		120,418,805	[11]	57,900,969
Depreciation for the year					(111,296,121)			(101,979,126)		(111,368,308)
Ending balance					(764,979,020)			(604,712,913)		(659,965,244)
Accumulated Depreciation [Member] | Network in Operation and Equipment [Member]
Property plant and equipments net [Abstract]
Beginning balance					(512,944,456)			(565,890,076)		(574,672,058)
Additions					0			0		0
Retirements					24,555,371			32,420,796	[1],[2]	52,703,338	[3]
Business combinations					0	[4]				0	[5]
Revaluation adjustments					869,822	[6]		907,756	[7]	4,098,583	[8]
Transfer					1,115,687			(106,646)		71,627
Incorporation (merger, spin-off, sale)	[9]									(4,827,813)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(78,164,080)	[10]		109,318,572	[11]	52,313,781
Depreciation for the year					(99,606,465)			(89,594,858)		(95,577,534)
Ending balance					(664,174,121)			(512,944,456)		(565,890,076)
Accumulated Depreciation [Member] | Buildings [Member]
Property plant and equipments net [Abstract]
Beginning balance					(6,790,277)			(8,399,608)		(9,849,503)
Additions					0			0		0
Retirements					104,005			503,192	[1],[2]	622,956	[3]
Business combinations					0	[4]				0	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					(1,564,790)			63,923		(47,578)
Incorporation (merger, spin-off, sale)	[9]									219,174
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(2,695,078)	[10]		2,739,797	[11]	2,356,617
Depreciation for the year					(1,907,221)			(1,697,581)		(1,701,274)
Ending balance					(12,853,361)			(6,790,277)		(8,399,608)
Accumulated Depreciation [Member] | Other Assets [Member]
Property plant and equipments net [Abstract]
Beginning balance					(85,175,222)			(85,574,405)		(93,259,679)
Additions					0			0		0
Retirements					8,868,467			3,094,804	[1],[2]	9,711,246	[3]
Business combinations					0	[4]				0	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					542,377			(139,191)		(298,060)
Incorporation (merger, spin-off, sale)	[9]									8,940,398
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(2,176,603)	[10]		7,960,435	[11]	3,146,276
Depreciation for the year					(9,835,660)			(10,516,865)		(13,814,586)
Ending balance					(87,776,641)			(85,175,222)		(85,574,405)
Accumulated Depreciation [Member] | Spare Parts for Operation of the Network [Member]
Property plant and equipments net [Abstract]
Beginning balance					197,042			(101,155)		(19,371)
Additions					0			0		0
Retirements					87,481			55,866	[1],[2]	115,552	[3]
Business combinations					0	[4]				0	[5]
Revaluation adjustments					0	[6]		0	[7]	0	[8]
Transfer					(316,998)			12,152		0
Incorporation (merger, spin-off, sale)	[9]									(6,717)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(195,647)	[10]		400,001	[11]	84,295
Depreciation for the year								(169,822)		(274,914)
Depreciation for the year					53,225
Ending balance					$ (174,897)			$ 197,042		$ (101,155)

[1]	Includes disposals for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
[2]	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
[3]	Includes disposals of Chile’s separation process as a result of the Claro Chile, SpA joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.
[4]	“Business combination” includes the acquisition of NTT Austria GmbH (now A1 ICT Austria), in Austria and Claro Chile, SpA, in Chile. See Note 12a.
[5]	“Business Combination” includes the acquisition of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
[6]	Includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps. 2,160,477.
[7]	Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps. (6,957,275). In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps. 1,562,491.
[8]	¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of Ps. 50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.
[9]	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.
[10]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. 25,160,101.
[11]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. (5,956,256).
[12]	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed
[13]	The construction in progress includes fixed and mobile network installations, as well as satellite and fiber optic developments that are in the process of being installed.
[14]	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.